Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5
Entity Registrant Name	MARIZYME, INC.
Entity Central Index Key	0001413754
Entity Tax Identification Number	82-5464863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	555 Heritage Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(561)
Local Phone Number	935-9955
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false